T:\flh\VCA10\24F-2

            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and  address  of  issuer:   The
          Prudential Variable Contract Account-
          10,   100  Mulberry  Street,  Gateway
          Center Three, Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       []

     3.   Investment  Company Act File  Number:
          811-3421.
          Securities Act File Number:  2-76580.

     4(a).Last day of fiscal year for which this notice is filed: December 31, 1997.

      (b).[  ]  Check box if this Form is being
          filed   late  (i.e.  more   than   90
          calendar  days after the end  of  the
          issuer's    fiscal    year).     (See
          Instruction A.2)

     Note:  If  the  Form is being filed  late,
          interest   must  be   paid   on   the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                reliance    on   rule    24(f):
$130,555,810

         (ii)  Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                      (if          applicable):
$181,876,818

         iii)  Aggregate  price  of  securities
redeemed or
               repurchased  during  any   prior
fiscal
               year  ending  no  earlier   than
          December
              11,1995  that were not previously
          used
               to   reduce  registration   fees
          payable to
                       the          Commission.
          $-0-

        (iv)      Total available redemption credits
                 [add  items 5(ii) and 5(iii)].
        $(181,876,818)

         (v)  Net sales - If item 5(i)is greater
              than  Item 5 (iv) [subtract  item
         5(iv)
                    from       item       5(i).
         $
        (vi)      Redemption credits available for use
                in future years.
                 -if item 5(i)is less than item
        5(iv)
                 [subtract  item 5(i)from  item
        (5(iv)] $(51,321,008)

         (vii)   Multiplier   for   determining
     registration
               fee.   (See  instruction   C.9):
        X   .000295

      (viii)    Registration fee due [multiply item
               5(v) by item 5 (vii)] enter  "0"
      if
                  no      fee      is      due.
      =$-0-

      6.   Prepaid Shares

         If  the  response  to  item  5(i)  was
         determined  by          deducting   an
         amount   of   securities   that   were
         registered under the Securities Act of
         1933  pursuant  to rule  24e-2  as  in
         effect before December 11, 1997,  then
         report   the   amount  of   securities
         (number  of  shares  or  other  units)
         deducted  here: ___________. If  there
         is  a  number of shares or other units
         that  were registered pursuant to rule
         24e-2  remaining unsold at the end  of
         the fiscal year for which this form is
         filed  that are available for  use  by
         the  issuer  in  future fiscal  years,
         then  state that number here:    _____
         .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
      D):  +$-0-

      8.   Total amount of the registration fee due
          plus  any interest due [line  5(viii)
      plus
                        line                7]:
      =$-0-
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository:

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By   (Signature  and  Title)  /s/  Caren
Cunningham
                              Caren Cunningham
                              Secretary


     Date: March 30, 1998